Leases (Details) $ in Millions	Sep. 27, 2015 USD ($)
Leases [Abstract]
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 6
Capital Leases, Future Minimum Payments Due in Two Years	7
Capital Leases, Future Minimum Payments Due in Three Years	5
Capital Leases, Future Minimum Payments Due in Four Years	5
Capital Leases, Future Minimum Payments Due in Five Years	5
Capital Leases, Future Minimum Payments Due Thereafter	74
Capital Leases, Future Minimum Payments Due	102
Capital Leases, Future Minimum Payments, Interest Included in Payments	37
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	65
Operating Leases, Future Minimum Payments, Due, Next Twelve Months	430
Operating Leases Future Minimum Payments Due In Two Years	493
Operating Leases, Future Minimum Payments, Due in Three Years	525
Operating Leases, Future Minimum Payments, Due in Four Years	530
Operating Leases, Future Minimum Payments, Due in Five Years	536
Operating Leases, Future Minimum Payments, Due Thereafter	6,388
Operating Leases, Future Minimum Payments Due	8,902
Operating Leases, Future Minimum Payments Receivable, Current	8
Operating Leases, Future Minimum Payments Receivable, in Two Years	8
Operating Leases, Future Minimum Payments Receivable, in Three Years	6
Operating Leases, Future Minimum Payments Receivable, in Four Years	5
Operating Leases, Future Minimum Payments Receivable, in Five Years	4
Operating Leases, Future Minimum Payments Receivable, Thereafter	6
Operating Leases, Future Minimum Payments Receivable	$ 37